SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) $ in Thousands	Mar. 31, 2021 USD ($) shares
Business Acquisition [Line Items]
Cash consideration	$ 3,740
Total consideration	49,789
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Cash consideration	16,958
Total consideration - cash	16,958
NESR ordinary share consideration	$ 12,013
NESR ordinary share consideration, shares | shares	2,237,000
Total consideration - equity	$ 12,013	[1]
Total consideration - equity, shares | shares	2,237,000	[1]
Cash Earn-Out	$ 5,301
Additional Earn-Out Shares	6,377	[2]
Total estimated earn-out mechanisms	11,678	[2]
Total consideration	$ 40,649
Total consideration shares | shares	2,237,000

[1]	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
[2]	The quantity of Additional Earn-Out Shares was negotiated in the quarter ended December 31, 2020 and finalized in the quarter ended March 31, 2021 when settled with the sellers for